Share-based plans - Stock options activity (Details)	12 Months Ended
	Dec. 31, 2020 Options € / shares	Dec. 31, 2019 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	3,488,989	3,896,000
Exercised | Options	235,000	329,000
Expired | Options	53,000
Forfeited | Options		78,000
Options outstanding balance at the end of the year | Options	3,201,074	3,488,989
Options Weighted Average Exercise Price
Weighted average exercise price at the beginning of the year	€ 70.32	€ 68.85
Exercised	53.00	51.72
Expired	75.65
Forfeited		75.08
Weighted average exercise price at the end of the year	71.50	70.32
Average market price of options exercised during year	€ 71.75	€ 67.62